Lease liabilities - Maturity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	$ 5,727
Less than one year
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	2,132
Year 2
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	1,806
Year 3
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	760
Year 4
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	261
4-5 years
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	245
More than 5 years
Maturity analysis - contractual undiscounted cash flows
Total contractual undiscounted cash flows	$ 523